Summary of Significant Accounting Policies - Concentrations (Details) - Supplier concentration risk		1 Months Ended	2 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Jul. 31, 2024 item	Jul. 30, 2024 item	Sep. 30, 2024 item	Jun. 30, 2024 item	Jun. 30, 2023 item	Sep. 30, 2023 item	Dec. 31, 2023 item	Dec. 31, 2023	Dec. 31, 2023 segment	Dec. 31, 2022 item
Accounts payable | One supplier | Adagio Medical Inc
Concentrations
Number of suppliers										1
Concentration risk percentage										17.10%
Accounts payable | Two suppliers | Adagio Medical Inc
Concentrations
Number of suppliers				2
Concentration risk percentage				82.00%
Accounts payable | Three suppliers
Concentrations
Number of suppliers			3				3
Concentration risk percentage			74.50%					71.60%
Accounts payable | Three suppliers | Adagio Medical Inc
Concentrations
Number of suppliers							3		3
Concentration risk percentage								71.60%
Expenditure | Five suppliers
Concentrations
Number of suppliers	5	5	5	5		5
Concentration risk percentage	59.80%	59.80%	59.80%	59.80%		39.40%
Expenditure | Five suppliers | Adagio Medical Inc
Concentrations
Number of suppliers				5	5		5			5
Concentration risk percentage				45.30%	29.20%			45.00%		23.00%
Expenditure | Ten suppliers
Concentrations
Number of suppliers	10	10	10	10		10
Concentration risk percentage	80.80%	80.80%	80.80%	80.80%		50.50%
Expenditure | Ten suppliers | Adagio Medical Inc
Concentrations
Number of suppliers				10	10		10			10
Concentration risk percentage				55.00%	37.60%			54.30%		31.80%